Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2014
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 5,386	$ 13,480	$ 2,564
Letter of Credit
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 2,900
Navios Logistics
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		63.80%
Navios Asia
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	51.00%
Remaining non controlling interest percentage acquired					49.00%
Navios Partners and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		20.00%
General partner interest of Navios Holdings		2.00%
Navios Acquisition and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		46.10%
Acropolis Chartering and Shipping Inc. ("Acropolis")
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		50.00%
Ownership percentage of Navios Holdings		35.00%
Navios Europe I
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		47.50%
Navios Europe II
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings		47.50%
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 1,896	1,890
Additional security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		0	11,000
Amount Held as Security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 590	$ 590